Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assumptions Used in Options

The following assumptions were used during 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Expected life (years)	3.50 - 6.00	3.50 - 6.00	2.85 - 4.17
Risk-free interest rate	0.38 - 0.83%	1.18 - 2.23%	1.28 - 2.12%
Expected dividend yield	0%	0%	0%
Expected volatility	28.00 - 30.30%	31.70 - 42.00%	58.00 - 63.00%
Weighted average volatility	28.56%	33.42%	60.05%

Summary of Stock Option Plan Activity

Nielsen’s stock option plan activity is summarized below:

	Number of Options (Time Based and Performance Based)	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value in Millions
Stock Option Plan activity
Outstanding at December 31, 2009	16,354,797	$17.52	7.40	$29
Granted	1,094,353	18.76
Forfeited	(703,387)	(20.46)
Exercised	(625,554)	(13.42)
Outstanding at December 31, 2010	16,120,209	17.63	6.51	$77
Granted	4,307,002	30.00
Forfeited	(684,306)	(20.96)
Exercised	(1,160,878)	(13.20)
Outstanding at December 31, 2011	18,582,027	$20.65	5.77	$175
Granted	4,133,381	28.00
Forfeited	(655,034)	(24.30)
Exercised	(2,372,536)	(14.64)
Outstanding at December 31, 2012	19,687,838	$22.80	5.16	$156
Exercisable at December 31, 2012	9,986,984	$19.63	4.61	$112